FEDERATED MUNICIPAL SECURITIES FUND, INC.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
 June 2, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:           FEDERATED MUNICIPAL SECURITIES FUND, INC. (the “Trust”)
Class A Shares
Class B Shares
Class C Shares
Class F Shares
1933 Act File No. 2-57181
1940 Act File No. 811-2677

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated May 31, 2008, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 67 on May 29, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-7268.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary